Provisions (Tables)	3 Months Ended
Mar. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2025	8.3	7.4	14.1	29.8
Additional provision in the period	4.6	—	1.4	6.0
Release of provision	—	—	(1.0)	(1.0)
Utilization of provision	(2.7)	—	(1.3)	(4.0)
Foreign exchange	0.1	—	0.1	0.2
Balance as of March 31, 2025	10.3	7.4	13.3	31.0

Analysis of total provisions:			March 31, 2025	December 31, 2024
Current			28.4	27.1
Non-current			2.6	2.7
Total			31.0	29.8